INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
INVESTMENT PROPERTIES	INVESTMENT PROPERTIES
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2024	2023
Balance at beginning of the year	$4,333	$700
Acquisitions through business combinations(1)	—	3,244
Additions, net of disposals	802	280
Non-cash additions, net of disposals	112	41
Fair value adjustments	135	87
Foreign currency translation	(319)	(19)
Balance at end of the year	$5,063	$4,333

(1)See Note 7, Acquisition of Businesses, for additional information.
Investment properties are measured at fair value on a recurring basis and the effective date of revaluation is December 31, 2024 and 2023. The fair value of our partnership’s investment properties are determined by management of our partnership with due consideration given to relevant market conditions.
Our partnership has classified all assets below under level 3 of the fair value hierarchy. Significant unobservable inputs are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow(1)	•Future cash flows - primarily driven by net operating income	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

(1)Certain investment properties are valued using the direct income capitalization method instead of a discounted cash flow model. Under the direct income capitalization method, a capitalization rate is applied to estimated current year cash flows.
The following table summarizes the key valuation metrics for Brookfield Infrastructure’s material investment properties:

Segment	Primary valuation method	Discount/Capitalization Rate(1)	Investment horizon
Transport	Direct income capitalization	7%	10 to 15 yrs
Data	Discounted cash flow	7% to 10%	10 to 40 yrs

(1)The rates presented are discount rates for properties valued under the discounted cash flow method, and capitalization rates for properties valued under the direct income capitalization method.